Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
PowerShares 1-30 Laddered Treasury Portfolio (Prospectus Summary): | PowerShares 1-30 Laddered Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares 1-30 Laddered Treasury Portfolio
Supplement Text	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

The NASDAQ OMX Group, Inc. has replaced Mergent®, Inc., ALM Research Solutions, LLC and Ryan Holdings, LLC as the index provider for the Ryan/Mergent 1-30 Year Treasury Laddered Index, the underlying index for the PowerShares 1-30 Laddered Treasury Portfolio (the “Fund”). There are no changes to the name of the underlying index, nor the methodology by which it is formulated.

Effective immediately, the Prospectus is changed as follows:

•  All references to Mergent®, Inc., ALM Research Solutions, LLC or Ryan Holdings, LLC are deleted and replaced with the NASDAQ OMX Group, Inc.

PowerShares 1-30 Laddered Treasury Portfolio | PowerShares 1-30 Laddered Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLW